LEASES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of leases [Abstract]
Disclosure of quantitative information about right-of-use assets

($ millions)	Terminals	Rail	Buildings	Land & Other	Total
Balance at January 1, 2019 (Restated Note 4)	—	221	127	79	427
Additions (Restated Note 3)	—	54	1	19	74
Acquisition (Note 7)	225	—	7	24	256
Amortization	—	(37)	(17)	(12)	(66)
Balance at December 31, 2019 (Restated Note 4)	225	238	118	110	691
Additions	—	24	22	—	46
Amortization	(12)	(41)	(19)	(14)	(86)
Balance at December 31, 2020	213	221	121	96	651

Disclosure of maturity analysis of finance lease payments receivable

As at December 31	2020		2019 (Restated Note 4)
($ millions)	Operating Leases	Finance Leases	Operating Leases	Finance Leases
Less than one year	146	23	168	23
One to two years	142	23	150	24
Two to three years	139	22	145	23
Three to four years	121	22	139	22
Four to five years	109	22	124	22
More than five years	874	224	983	246
Total undiscounted lease receipts	1,531	336	1,709	360
Unearned finance income on lease receipts		(199)		(215)
Discounted unguaranteed residual value		8		7
Finance lease receivable		145		152
Less current portion(1)		(7)		(7)
Total non-current		138		145
(1)    Included in trade receivables and other on the Consolidated Statement of Financial Position.

Disclosure of maturity analysis of operating lease payments

As at December 31	2020		2019 (Restated Note 4)
($ millions)	Operating Leases	Finance Leases	Operating Leases	Finance Leases
Less than one year	146	23	168	23
One to two years	142	23	150	24
Two to three years	139	22	145	23
Three to four years	121	22	139	22
Four to five years	109	22	124	22
More than five years	874	224	983	246
Total undiscounted lease receipts	1,531	336	1,709	360
Unearned finance income on lease receipts		(199)		(215)
Discounted unguaranteed residual value		8		7
Finance lease receivable		145		152
Less current portion(1)		(7)		(7)
Total non-current		138		145
(1)    Included in trade receivables and other on the Consolidated Statement of Financial Position.